INVESCO VARIABLE INVESTMENT FUNDS, INC.
              INVESCO VIF - Blue Chip Growth Fund Prospectus dated
                                 April 30, 2001


Effective October 1, 2001, the name of INVESCO VIF - Blue Chip Growth Fund is hereby changed to INVESCO VIF - Growth Fund. All references in this prospectus to INVESCO VIF - Blue Chip Growth Fund are hereby deleted and substituted with INVESCO VIF - Growth Fund.

The date of this Supplement is October 1, 2001.
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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
            Statement of Additional Information dated April 30, 2001


Effective October 1, 2001, the name of INVESCO VIF - Blue Chip Growth Fund is hereby changed to INVESCO VIF - Growth Fund. All references in the Statement of Additional Information to INVESCO VIF - Blue Chip Growth Fund are hereby deleted and substituted with INVESCO VIF - Growth Fund.

The date of this Supplement is October 1, 2001.